Deferred Revenue,current and non current, detail (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Deferred Revenue Arrangement [Line Items]
Amortization of deferred revenue	$ 50	$ 50
Deferred Revenue	500		1,022
Deferred revenue, current	(500)		(972)
Deferred revenue, non-current	0		50
[HiresCollectedInAdvanceMember]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	279		751
[DeferredRevenueFromLubricantsMember]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	$ 221		$ 271